Finance income (Details) - Schedule of finance income - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of finance income [Abstract]
Bank balances	R 4,358	R 2,592	R 2,749